Significant acquisition and disposition - Summary of the Estimated Fair Value of the Assets Acquired and Liabilities Assumed as at the Acquisition Date (Detail) - HSBC Canada [member] $ in Millions	Mar. 28, 2024 CAD ($)
Disclosure of fair value measurement of assets acquired and liabilities assumed [line items]
Percentage of shares acquired	100.00%
Purchase consideration	$ 15,488
Fair value of identifiable assets acquired	108,097
Fair value of identifiable liabilities assumed	99,145
Fair value of identifiable net assets acquired	8,952
Goodwill	6,536
Deposits - Personal [member]
Disclosure of fair value measurement of assets acquired and liabilities assumed [line items]
Fair value of identifiable liabilities assumed	42,037
Deposits - Business and government [member]
Disclosure of fair value measurement of assets acquired and liabilities assumed [line items]
Fair value of identifiable liabilities assumed	44,211
Obligations related to assets sold under repurchase agreements and securities loaned [member]
Disclosure of fair value measurement of assets acquired and liabilities assumed [line items]
Fair value of identifiable liabilities assumed	5,664
Derivatives [member]
Disclosure of fair value measurement of assets acquired and liabilities assumed [line items]
Fair value of identifiable liabilities assumed	3,541
Other [member]
Disclosure of fair value measurement of assets acquired and liabilities assumed [line items]
Fair value of identifiable liabilities assumed	3,692
Cash and due from banks [member]
Disclosure of fair value measurement of assets acquired and liabilities assumed [line items]
Fair value of identifiable assets acquired	2,772
Securities - Trading [member]
Disclosure of fair value measurement of assets acquired and liabilities assumed [line items]
Fair value of identifiable assets acquired	1,110
Securities - Investment [member]
Disclosure of fair value measurement of assets acquired and liabilities assumed [line items]
Fair value of identifiable assets acquired	21,305
Loan - Retail [member]
Disclosure of fair value measurement of assets acquired and liabilities assumed [line items]
Fair value of identifiable assets acquired	35,351
Loan - Wholesale [member]
Disclosure of fair value measurement of assets acquired and liabilities assumed [line items]
Fair value of identifiable assets acquired	39,282
Derivatives [member]
Disclosure of fair value measurement of assets acquired and liabilities assumed [line items]
Fair value of identifiable assets acquired	3,365
Intangible assets [member]
Disclosure of fair value measurement of assets acquired and liabilities assumed [line items]
Fair value of identifiable assets acquired	2,342
Other [member]
Disclosure of fair value measurement of assets acquired and liabilities assumed [line items]
Fair value of identifiable assets acquired	$ 2,570